UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/04

Check here if Amendment |X|; Amendment Number: ____

This Amendment (Check only one.): |X| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Levy Harkins & Co., Inc.
Address: 570 Lexington Ave. New York, NY 10022

13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lucia Loscalzo
Title:  Office Manager
Phone:  212-888-3030

Signature,                           Place,                 and Date of Signing:


/s/ Lucia Loscalzo                   570 Lex. NYC, 10022    04/20/04
-------------------------------      -------------------    --------------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT.
|_| 13F NOTICE.
|_| 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          18

Form 13F Information Table Value Total:    $207,594


List of Other Included Managers:

FORM 13F INFORMATION TABLE

                           TITLE OF                   VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER          CLASS          CUSIP     (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
-----------------------    --------      ---------   --------  -------   ---   ----   -------  ----------  -------- -------- -------
American Express           COM           025816 10 9   12,209  235,460                 Sole      None                         None
American Int.l Group       COM           026874 10 7   10,484  146,932                 Sole      None                         None
Asia Satellite Telecom.    Sponsored ADR 04516X 10 6      981   54,810                 Sole      None                         None
Berkshire Hathaway         CL B          084670 20 7   23,961    7,702                 Sole      None                         None
Bear, Stearns & Co.        COM           073902 10 8   19,259  219,646                 Sole      None                         None
Boeing Company             COM           097023 10 5    6,181  150,500                 Sole      None                         None
Cabot Corporation          COM           127055 10 1    7,679  234,107                 Sole      None                         None
Countrywide Financial Co.  COM           222372 10 4   21,075  219,763                 Sole      None                         None
Echostar Comm.             CL A          278762 10 9   21,969  670,812                 Sole      None                         None
Ethan Allen Interiors      COM           297602 10 4    8,022  194,423                 Sole      None                         None
Geron Corporation          COM           374163103      4,713  501,352                 Sole      None                         None
Fidelity National Fin.     COM           316326 10 7   16,737  422,652                 Sole      None                         None
Gannett Incorporated       COM           364730 10 1   10,953  124,265                 Sole      None                         None
Moody's Corporation        COM           615369 10 5   11,841  167,248                 Sole      None                         None
Qualcomm Inc.              COM           747525 10 3   11,241  169,242                 Sole      None                         None
Scotts CO                  CL A          810186 10 6    7,792  121,460                 Sole      None                         None
Traffix, Inc.              COM           892721 10 1      333   64,750                 Sole      None                         None
Regis Corp.-MINN           COM           758932 10 7   12,164  273,726                 Sole      None                         None